FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments Tables Abstract
Schedule of Contractual Obligations and Commitments

	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$4,907	$4,907	$-	$-
Due to related parties	156	156	-	-
Minimum rental and lease payments	1,294	1,269	20	5
Term facility	6,199	3,628	2,571	-
Equipment loans	301	228	73	-
Finance lease obligations	1,188	716	444	28
Total	$14,045	$10,904	$3,108	$33

Schedule of Foreign Currency Risk

	December 31, 2019		December 31, 2018
	MXN	CDN	MXN	CDN
Cash	$2,780	$5,902	$8,378	$2,421
Long-term investments	-	5,599	-	14
Reclamation bonds	-	6	-	146
Amounts receivable	-	54	-	114
Accounts payable and accrued liabilities	(51,307)	(442)	(85,951)	(891)
Due to related parties	-	(202)	-	(215)
Equipment loans	-	-	-	(301)
Finance lease obligations	(1,037)	(522)	(13,907)	(533)
Net exposure	(49,564)	10,395	(91,480)	755
US dollar equivalent	$(2,627)	$8,004	$(4,656)	$554

Schedule of Fair Value On Recurring Basis

	Level 1	Level 2	Level 3
Financial assets
Cash	$9,625	$-	$-
Amounts receivable	-	1,477	-
Long-term investments – common shares	3,197	-	-
Long-term investments – warrants	-	-	1,114
Total financial assets	$12,822	$1,477	$1,114
Financial liabilities
Warrant liability	-	-	(1,579)
Total financial liabilities	$-	$-	$(1,579)

Schedule of Fair Value Assumption
	December 31, 2019	December 13, 2019
Weighted average assumptions:
Risk-free interest rate	1.71%	1.67%
Expected dividend yield	0%	0%
Expected life (years)	2.95	3.00
Expected stock price volatility	106.79%	108.41%
Weighted average fair value at grant date	C$0.23	C$0.15